Columbia Ultra Short Duration Municipal Bond Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 82.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.0%
Black Belt Energy Gas District
Revenue Bonds
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,057,246
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	1,000,000	1,070,817
Total			2,128,063
Arizona 2.6%
Arizona Board of Regents
Refunding Revenue Bonds
Arizona State University
Series 2026
07/01/2028	5.000%	345,000	361,972
Chandler Industrial Development Authority(a)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,012,298
City of Phoenix Civic Improvement Corp.(a)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	500,731
Total			1,875,001
California 6.8%
City of Los Angeles Department of Airports(a)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	1,415,000	1,500,989
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2026D
07/01/2027	5.000%	1,000,000	1,025,791
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2025C
07/01/2028	5.000%	310,000	323,528
San Francisco City & County Airport Commission(a)
Refunding Revenue Bonds
Second Series 2018
05/01/2027	5.000%	1,000,000	1,019,162
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
William S Hart Union High School District(b)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	1,000,000	993,081
Total			4,862,551
Colorado 6.3%
Adams & Arapahoe Joint School District 28J Aurora
Unlimited General Obligation Bonds
Series 2025
12/01/2026	5.500%	1,000,000	1,014,696
City & County of Denver Airport System(a)
Revenue Bonds
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,030,533
Colorado Housing and Finance Authority
Revenue Bonds
Multi-Family Project Bond
Series 2024I
10/01/2027	3.100%	2,000,000	2,004,553
E-470 Public Highway Authority(c)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.175%	500,000	499,727
Total			4,549,509
Connecticut 1.8%
State of Connecticut Special Tax Revenue
Refunding Revenue Bonds
Transportation Infrastructure
Series 2025
07/01/2027	5.000%	1,250,000	1,282,699
District of Columbia 0.4%
District of Columbia
Unlimited General Obligation Bonds
Series 2026A
06/01/2028	5.000%	250,000	261,940
Florida 3.9%
Brevard County Health Facilities Authority
Refunding Revenue Bonds
Health First Obligated Group
Series 2024
04/01/2028	5.000%	750,000	777,066

Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Broward Airport System(a)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,026,084
Greater Orlando Aviation Authority(a)
Prerefunded 10/01/27 Revenue Bonds
Subordinated Series 2017A
10/01/2030	5.000%	1,000,000	1,029,252
Total			2,832,402
Georgia 1.5%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	1,075,000	1,076,925
Iowa 1.4%
Guthrie County Hospital
Revenue Bonds
BAN Series 2026
02/01/2029	4.500%	1,000,000	1,000,117
Kentucky 2.4%
Kentucky Public Energy Authority(d)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	1,000,000	1,056,516
Kentucky Turnpike Authority
Refunding Revenue Bonds
Revitalization Projects
Series 2026
07/01/2027	5.000%	665,000	681,676
Total			1,738,192
Maryland 2.9%
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2025B
08/01/2028	5.000%	2,000,000	2,104,950
Massachusetts 1.8%
City of Quincy
Limited General Obligation Notes
BAN Series 2025
07/24/2026	5.000%	985,000	987,819
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025C-3
12/01/2029	3.100%	325,000	325,563
Total			1,313,382
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 2.7%
State of Minnesota
Unlimited General Obligation Bonds
Series 2021A
09/01/2028	5.000%	1,815,000	1,914,158
Missouri 3.5%
City of St. Louis Airport(a)
Refunding Revenue Bonds
Series 2017B (AGM)
07/01/2027	5.000%	1,005,000	1,026,300
Missouri Public Utilities Commission
Refunding Revenue Notes
Interim Construction Notes
Series 2026
10/01/2027	4.000%	1,500,000	1,515,389
Total			2,541,689
Nevada 2.6%
County of Clark Department of Aviation(a)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2027	5.000%	1,000,000	1,022,917
Nevada System of Higher Education
Refunding Revenue Bonds
Series 2025
07/01/2026	5.000%	850,000	851,436
Total			1,874,353
New Hampshire 1.1%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/03/27)
06/01/2040	3.300%	750,000	751,208
New Jersey 1.4%
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Subordinated Series 2025D-2
11/01/2026	2.850%	1,000,000	999,942
New York 7.4%
Lowville Academy Central School District
Unlimited General Obligation Notes
RANS
Series 2025
10/07/2026	4.000%	500,000	501,076
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2024
11/01/2027	5.000%	750,000	775,030
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025E (Mandatory Put 05/01/30)
11/01/2065	3.150%	1,000,000	1,001,261
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2024-246
09/01/2026	5.000%	2,000,000	2,011,084
Town of Lloyd
Limited General Obligation Notes
BAN Series 2026
02/05/2027	3.750%	1,000,000	1,002,166
Total			5,290,617
North Carolina 1.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(a),(d)
Revenue Bonds
Project Aero
Series 2025 (Mandatory Put 12/01/26)
12/01/2027	3.125%	1,000,000	998,679
Ohio 1.0%
Ohio Higher Educational Facility Commission
Refunding Revenue Bonds
Xavier University 2020 Project
Series 2020
05/01/2027	5.000%	735,000	745,076
Oklahoma 0.7%
Stillwater Utilities Authority
Refunding Revenue Bonds
Series 2025A
10/01/2026	5.000%	500,000	503,457
Pennsylvania 1.5%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
Series 2026
04/01/2028	5.000%	1,000,000	1,045,578
Rhode Island 1.4%
Rhode Island Student Loan Authority(a)
Revenue Bonds
Series 2020A
12/01/2027	5.000%	1,000,000	1,026,788
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 1.4%
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	1,000,000	1,028,415
Texas 14.5%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	1,000,000	1,051,031
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	850,819
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2026
02/15/2028	5.000%	800,000	831,679
Dallas County Utility & Reclamation District
Unlimited General Obligation Refunding Bonds
Series 2016
02/15/2028	5.000%	895,000	926,339
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2021A
02/15/2029	5.000%	1,400,000	1,487,078
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
02/15/2028	5.000%	500,000	520,055
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,000,000	1,041,936
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	1,000,000	1,005,220
North Texas Municipal Water District Water System
Refunding Revenue Bonds
Series 2025
09/01/2027	5.000%	150,000	154,537
Pasadena Independent School District
Unlimited General Obligation Refunding Bonds
Series 2023B
02/15/2027	5.000%	1,250,000	1,270,978

Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Texas
Unlimited General Obligation Refunding Bonds
Series 2025
10/01/2029	5.000%	500,000	537,740
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	750,953
Total			10,428,365
Virginia 2.8%
Fairfax County Redevelopment & Housing Authority(d)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,040,969
Washington 1.7%
Port of Seattle(a)
Revenue Bonds
Series 2025B
10/01/2028	5.000%	250,000	261,840
State of Washington(b)
Unlimited General Obligation Bonds
Series 2007E
12/01/2027	0.000%	1,000,000	959,356
Total			1,221,196
Wisconsin 2.1%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2024-2
05/01/2027	5.000%	1,500,000	1,533,683
Total Municipal Bonds (Cost $58,968,680)			58,969,904

Municipal Short Term 12.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.1%
City of Los Angeles
Revenue Notes
Series 2025
06/25/2026	2.500%	800,000	801,377
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Colorado 1.2%
Colorado State Education Loan Program
Revenue Notes
Series 2025
06/30/2026	2.650%	870,000	871,674
Massachusetts 2.2%
City of Fall River
Limited General Obligation Notes
Series 2026
01/29/2027	2.760%	1,583,000	1,595,428
Mississippi 1.4%
Mississippi Business Finance Corp.(a)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.650%	1,000,000	1,004,355
New York 4.0%
Frankfort-Schuyler Central School District
Unlimited General Obligation Notes
Series 2026
07/31/2026	3.390%	1,000,000	1,000,950
Town of Potsdam
Limited General Obligation Notes
Series 2025
07/23/2026	3.450%	835,000	835,544
Village of Bergen
Unlimited General Obligation Notes
Series 2025
08/27/2026	3.330%	1,000,000	1,001,377
Total			2,837,871
Wisconsin 2.1%
PMA Levy & Aid Anticipation Notes Program
Revenue Bonds
Series 2025
09/24/2026	2.990%	1,500,000	1,509,076
Total Municipal Short Term (Cost $8,622,400)			8,619,781
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2026 (Unaudited)

Money Market Funds 5.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.528%(e)	3,572,947	3,573,305
Total Money Market Funds (Cost $3,572,947)		3,573,305
Total Investments in Securities (Cost $71,164,027)		71,162,990
Other Assets & Liabilities, Net		716,883
Net Assets		$71,879,873
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(d)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of May 31, 2026.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Administration
HUD	U.S. Department of Housing and Urban Development
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Ultra Short Duration Municipal Bond Fund  | 2026

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3QT320_(07/26)